Basis of Presentation and Summary of Significant Accounting Policies (FY) - Schedule of Property, Plant and Equipment (Details)	Dec. 31, 2025
Laboratory equipment
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	5 years
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	5 years
Computer equipment
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	3 years